FAIR VALUES - Summary of Changes in Instruments Included in Fair Value Level 3 (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	$ 35,304,482,204
Ending balance	34,813,628,193
Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	95,097,094	$ 16,965,707
Transfers	(22,363,766)	31,244,625
Recognition	15,717,680	56,534,862
Derecognition	(17,988,570)	(12,158,288)
Income	12,165,472	20,713,076
Inflation Effect	(6,460,562)	(18,202,888)
Ending balance	76,167,348	95,097,094
Transfers into Level 3	2,643,609	33,576,753
Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	3,414,462,015
Ending balance	3,356,204,140
Transfers out of Level 3	(22,388,739)	(1,813,978)
Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,224,612,665
Ending balance	1,146,951,893
Transfers out of Level 3	(2,618,636)	(518,150)
Government Securities | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	31,851,611	0
Transfers	(18,151,855)	27,559,656
Recognition	8,050,496	7,656,760
Derecognition	(12,337,521)	(1,816,970)
Income	2,202,330	3,803,350
Inflation Effect	(1,634,866)	(5,351,185)
Ending balance	9,980,195	31,851,611
Government Securities | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,450,991,646
Ending balance	944,976,822
Government Securities | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	12,416,632
Ending balance	234,830,834
Corporate Securities | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	4,768,406	586,750
Transfers	1,966,815	3,684,969
Recognition	2,561,275	5,211,105
Derecognition	(1,275,736)	(3,316,469)
Income	160,849	(267,420)
Inflation Effect	(413,718)	(1,130,529)
Ending balance	7,767,891	4,768,406
Corporate Securities | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	62,051,013
Ending balance	99,797,558
Corporate Securities | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	73,030,873
Ending balance	26,619,817
Other Debt Securities
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Ending balance	2,055,839,425
Other Debt Securities | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	2,553,142	0
Transfers	(2,589,985)	0
Recognition	0	2,452,871
Derecognition	0	0
Income	36,843	100,271
Inflation Effect	0	0
Ending balance	0	2,553,142
Other Debt Securities | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	1,512,345,135
Ending balance	2,006,110,656
Other Debt Securities | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	982,634,164
Ending balance	839,905,003
Others
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Ending balance	2,053,116,168
Others | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	20,677,139	0
Transfers	0	0
Recognition	3,746,452	22,646,415
Derecognition	(4,375,313)	(2,589,263)
Income	1,308,687	619,987
Inflation Effect	(1,632,000)	0
Ending balance	19,724,965	20,677,139
Others | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	341,279,478
Ending balance	250,970,927
Others | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	47,144
Ending balance	43,211
Investments in Equity Instruments | Level 3
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	35,246,796	16,378,957
Transfers	(3,588,741)	0
Recognition	1,359,457	18,567,711
Derecognition	0	(4,435,586)
Income	8,456,763	16,456,888
Inflation Effect	(2,779,978)	(11,721,174)
Ending balance	38,694,297	$ 35,246,796
Investments in Equity Instruments | Level 1
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	10,446,504
Ending balance	34,062,429
Investments in Equity Instruments | Level 2
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Beginning balance	0
Ending balance	$ 0